RIGHT-OF-USE ASSETS AND LEASES LIABILITIES	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

21.        RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

(a)    Amounts recognized in the consolidated statement of financial position

The carrying amounts of right-of-use assets for lease are as below:

Net book amount at January 1, 2019 RMB 17,266

Net book amount at December 31, 2019 RMB 5,078

Net book amount at January 1, 2020 RMB 5,078

Net book amount at December 31, 2020 RMB 58,458

The lease liabilities are as below:

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Lease liabilities - current	13,431	5,793
Lease liabilities – noncurrent	46,728	—

	60,159	5,793

Contractual undiscounted cash flows for the leases:

As of December 31, 2020
		Total contractual
		undiscounted
Within one year	One to five years	cash flow
RMB’000	RMB’000	RMB’000
15,478	49,469	64,947

(b)    Amounts recognized in the consolidated income statement

The consolidated income statement shows the following amounts relating to leases:

Year ended
December 31, 2020
Depreciation charge of right-of-use assets	13,082
Interest expense	2,746

Year ended
December 31, 2019
Depreciation charge of right-of-use assets	12,187
Interest expense	315

The total cash outflow in financing activities for leases during the year ended December 31, 2020 and 2019 was RMB 14,841,000 and RMB 13,902,000.